Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	RADA ELECTRONIC INDUSTRIES LTD
Entity Central Index Key	0000761238
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	RADA
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018